Average Annual Total Returns - PROFUND VP SMALL-CAP GROWTH	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P SmallCap 600® Growth Index OneYear		S&P SmallCap 600® Growth Index FiveYears		S&P SmallCap 600® Growth Index TenYears
Total	17.39%	12.35%	11.46%	May 01, 2002	19.60%	[1]	14.28%	[1]	13.43%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.